Trade Receivables, Net - Schedule of Based on the Invoice Date and Net of Loss Allowance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Based on the Invoice Date and Net of Loss Allowance [Line Items]
Total	¥ 252,938	$ 36,170	¥ 83,143
Within 45 days [Member]
Schedule of Based on the Invoice Date and Net of Loss Allowance [Line Items]
Total	252,938	36,170	54,484
45 to 120 days [Member]
Schedule of Based on the Invoice Date and Net of Loss Allowance [Line Items]
Total			¥ 28,659